Restructuring, Impairment and Other Charges (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring And Related Activities [Abstract]
Schedule of Net Restructuring, Impairment and Other Charges

2017

		Other	Total
	Employee	Restructuring	Restructuring		Other
2017	Terminations	Charges	Charges	Impairment	Charges	Total
Magazines, Catalogs and Logistics	$6	$4	$10	$75	$1	$86
Book	5	2	7	5	3	15
Office Products	1	—	1	3	—	4
Other	1	1	2	5	—	7
Corporate	—	17	17	—	—	17
Total	$13	$24	$37	$88	$4	$129

2016

		Other	Total
	Employee	Restructuring	Restructuring		Other
2016	Terminations	Charges	Charges	Impairment	Charges	Total
Magazines, Catalogs and Logistics	$3	$—	$3	$—	$1	$4
Book	1	3	4	—	2	6
Other	2	3	5	—	—	5
Corporate	2	1	3	—	—	3
Total	$8	$7	$15	$—	$3	$18

2015

		Other	Total
	Employee	Restructuring	Restructuring		Other
2015	Terminations	Charges	Charges	Impairment	Charges	Total
Magazines, Catalogs and Logistics	$4	$2	$6	$—	$1	$7
Book	2	3	5	2	21	28
Office Products	1	2	3	1	—	4
Other	13	—	13	5	—	18
Total	$20	$7	$27	$8	$22	$57

Schedule of Net Impairment Charges

For the year ended December 31, 2017, the Company recorded the following net impairment charges, which are explained further below:

	Property, Plant and Equipment	Other Intangible Assets	Goodwill	Total
Magazines, Catalogs and Logistics	$7	—	$68	$75
Book	—	5	—	5
Office Products	—	3	—	3
Other	—	—	5	5
Total	$7	$8	$73	$88

Assets Measured at Fair Value on a Nonrecurring Basis	The fair value as of the measurement date, net book value as of the end of the year and related impairment charge for assets measured at fair value on a nonrecurring basis subsequent to initial recognition during the year ended December 31, 2017 is disclosed below.

	Year Ended December 31, 2017		As of December 31, 2017
	Impairment Charge	Fair Value Measurement (Level 3)	Net Book Value
Long-lived assets held and used	$7	$—	$—
Goodwill	73	—	—
Indefinite-lived tradenames	8	23	23
Total	$88	$23	$23

The fair value as of the measurement date, net book value as of the end of the year and related impairment charge for assets measured at fair value on a nonrecurring basis subsequent to initial recognition during the year ended December 31, 2015 is disclosed below.

	Year Ended December 31, 2015		As of December 31, 2015
	Impairment Charge	Fair Value Measurement (Level 3)	Net Book Value
Long-lived assets held for sale or disposal	$9	$15	$14
Total	$9	$15	$14

Fair Values, Valuation Techniques and Related Unobservable Inputs of Level Three	The following table presents the fair value, valuation techniques and related unobservable inputs for these Level 3 measurements for the year ended December 31, 2017:

	Fair Value	Valuation Technique	Unobservable Input	Range
Indefinite-lived tradenames	$24	Relief-from-royalty	Royalty Rate	0.5% - 1.5%

Schedule of Changes in the Restructuring Reserve

The restructuring reserve as of December 31, 2017 and 2016, and changes during the year ended December 31, 2017, were as follows:

	December 31, 2016	Restructuring Charges	Foreign Exchange and Other	Cash Paid	December 31, 2017
Employee terminations	$8	$13	$—	$(13)	$8
Multi-employer pension plan withdrawal obligations	18	1	—	(3)	16
Lease terminations and other	2	18	—	(18)	2
Total	$28	$32	$—	$(34)	$26

The restructuring reserve as of December 31, 2016 and 2015, and changes during the year ended December 31, 2016, were as follows:

	December 31, 2015	Restructuring Charges	Foreign Exchange and Other	Cash Paid	December 31, 2016
Employee terminations	$13	$8	$2	$(15)	$8
Multi-employer pension plan withdrawal obligations	20	2	—	(4)	18
Lease terminations and other	4	5	—	(7)	2
Total	$37	$15	$2	$(26)	$28